NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Note 2. Summary Of Significant Accounting Policies Tables
NOTE 2. FIXED ASSETS, NET (SCHEDULE)
	Depreciable Life	Residual Value
Machinery and Equipment	5 years	5%
Furniture and Fixture	7 years	5%